Document and Entity Information	Jun. 24, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 24, 2019
Registrant Name	PACIFIC FUNDS SERIES TRUST
Central Index Key	0001137761
Amendment Flag	false
Document Creation Date	Jun. 24, 2019
Document Effective Date	Jun. 24, 2019
Prospectus Date	Aug. 01, 2018
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Large-Cap | Class A
Prospectus:
Trading Symbol	PFLAX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Large-Cap | Class C
Prospectus:
Trading Symbol	PFCCX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Large-Cap | Advisor Class
Prospectus:
Trading Symbol	PFCDX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Large-Cap Value | Class A
Prospectus:
Trading Symbol	PFAAX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Large-Cap Value | Class C
Prospectus:
Trading Symbol	PFVCX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Large-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFVDX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small/Mid-Cap | Class A
Prospectus:
Trading Symbol	PFDAX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small/Mid-Cap | Class C
Prospectus:
Trading Symbol	PFPCX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small/Mid-Cap | Advisor Class
Prospectus:
Trading Symbol	PFMDX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap Growth | Class A
Prospectus:
Trading Symbol	PFMAX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap Growth | Class C
Prospectus:
Trading Symbol	PFMCX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap Growth | Advisor Class
Prospectus:
Trading Symbol	PFWDX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap | Advisor Class
Prospectus:
Trading Symbol	PFQDX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap Value | Class A
Prospectus:
Trading Symbol	PFEAX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap Value | Class C
Prospectus:
Trading Symbol	PFHCX
Class A, Class B, Class C, Class I, Class R and Advisor Class Shares Prospectus | Pacific Funds Small-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFFDX
Class S and Class P Shares Prospectus | Pacific Funds Large-Cap | Class S
Prospectus:
Trading Symbol	PFKIX
Class S and Class P Shares Prospectus | Pacific Funds Large-Cap Value | Class S
Prospectus:
Trading Symbol	PFVIX
Class S and Class P Shares Prospectus | Pacific Funds Small/Mid-Cap | Class S
Prospectus:
Trading Symbol	PFOIX
Class S and Class P Shares Prospectus | Pacific Funds Small-Cap Growth | Class S
Prospectus:
Trading Symbol	PFYIX
Class S and Class P Shares Prospectus | Pacific Funds Small-Cap | Class S
Prospectus:
Trading Symbol	PFJIX
Class S and Class P Shares Prospectus | Pacific Funds Small-Cap Value | Class S
Prospectus:
Trading Symbol	PFEIX